Share capital (Tables)	3 Months Ended
Mar. 31, 2020
Share Capital Tables Abstract
Weighted average exercise price, and the weighted average remaining contractual life

		Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2019	6,090,000	$1.78	5.61
Expired	–	–
Cancelled	–	–	–
Granted	410,000	2.34	9.69
Outstanding, March 31, 2020	6,500,000	$1.81	5.62
Options exercisable	6,175,416	$1.78	5.41

Stock and stock option-based compensation expense

	Three months
	ended March 31,
Employee and contractor expense	2020	2019
Stock and stock option compensation granted in
2015	428,878	677,434
2018	-	13,038
2020	178,632	-
Total stock-based compensation expense recognized	$607,510	$690,472

Stock-based compensation expense

	Three months
	ended March 31,
	2020	2019
Stock-based compensation pertaining to general and administrative expenses	$214,439	$338,717
Stock-based compensation pertaining to research and development expenses	393,071	351,755
Total	$607,510	$690,472